UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 January 31, 2005

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	74

Form13F Information Table Value Total:	239341

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      677    27000 SH       SOLE                    23400              3600
3M Company                     COM              88579y101     7050    85906 SH       SOLE                    73181             12725
Allstate Corp.                 COM              020002101     6031   116604 SH       SOLE                    98979             17625
Altria Group Inc               COM              02209s103      428     7000 SH       SOLE                                       7000
AmSouth Bancorporation         COM              032165102     1891    73022 SH       SOLE                    59522             13500
American Express Co.           COM              025816109     5904   104730 SH       SOLE                    96530              8200
American Intl. Group           COM              026874107     4223    64309 SH       SOLE                    55284              9025
Amgen Corp.                    COM              031162100     4929    76832 SH       SOLE                    66982              9850
Avon Products                  COM              054303102      201     5200 SH       SOLE                     3900              1300
BP Amoco PLC Spons ADR         COM              055622104     5500    94177 SH       SOLE                    87949              6228
Bank of America Corp.          COM              060505104     6367   135502 SH       SOLE                   116328             19174
Bard (C.R.), Inc.              COM              067383109     2239    35000 SH       SOLE                    34500               500
Bell South Corp.               COM              079860102      679    24447 SH       SOLE                    22372              2075
Bristol Myers Squibb Co.       COM              110122108     1919    74890 SH       SOLE                    54690             20200
C D W Corporation              COM              12512n105     2381    35890 SH       SOLE                    30765              5125
CVS Corp.                      COM              126650100     3920    86967 SH       SOLE                    80425              6542
Caterpillar Inc.               COM              149123101      312     3200 SH       SOLE                     3200
Cendant Corp.                  COM              151313103     1972    84325 SH       SOLE                    80175              4150
ChevronTexaco Corp.            COM              166764100     6007   114394 SH       SOLE                    96666             17728
Citigroup Inc.                 COM              172967101      564    11712 SH       SOLE                    11412               300
Coca Cola Co.                  COM              191216100     3452    82902 SH       SOLE                    72952              9950
ConocoPhillips                 COM              20825c104     7560    87069 SH       SOLE                    73635             13434
Costco Wholesale Corp.         COM              22160k105     5883   121525 SH       SOLE                   104775             16750
DIRECTV Group                  COM              25459l106      200    11961 SH       SOLE                    11221               740
Disney (Walt) Co.              COM              254687106     4479   161100 SH       SOLE                   148150             12950
Dow Jones & Co.                COM              260561105      220     5100 SH       SOLE                     3100              2000
DuPont                         COM              263534109      337     6874 SH       SOLE                     6874
Emerson Electric Co.           COM              291011104     2511    35826 SH       SOLE                    28526              7300
Exxon Mobil Corp.              COM              30231G102     8498   165777 SH       SOLE                   141770             24007
Fiserv Incorporated            COM              337738108     2402    59775 SH       SOLE                    51200              8575
Gannett Co. Inc.               COM              364730101     8036    98358 SH       SOLE                    85006             13352
General Electric Co.           COM              369604103    12124   332168 SH       SOLE                   284942             47226
Goldman Sachs Group            COM              38141g104      916     8800 SH       SOLE                     8600               200
H. J. Heinz Co.                COM              423074103      593    15220 SH       SOLE                    14570               650
Harrah's Entertainment Inc.    COM              413619107     2351    35150 SH       SOLE                    29900              5250
Hewlett Packard Co             COM              428236103     3879   184968 SH       SOLE                   166518             18450
Home Depot Inc.                COM              437076102     7233   169240 SH       SOLE                   125815             43425
Int'l Business Machines Corp.  COM              459200101     6234    63236 SH       SOLE                    52961             10275
Intel Corp.                    COM              458140100     1693    72376 SH       SOLE                    68026              4350
JP Morgan Chase & Co           COM              46625H100      240     6160 SH       SOLE                     6160
Jefferson - Pilot              COM              475070108     1448    27873 SH       SOLE                    24678              3195
Johnson & Johnson              COM              478160104     9947   156842 SH       SOLE                   142297             14545
Kimberly - Clark               COM              494368103     4277    64992 SH       SOLE                    53217             11775
Kraft Foods Inc                COM              50075n104      461    12950 SH       SOLE                     2950             10000
Liberty Media Corp. New Com Se COM              530718105      668    60869 SH       SOLE                    51817              9052
Lowe's Cos.                    COM              548661107      327     5675 SH       SOLE                     5375               300
Medco Health Solutions         COM              58405u102     5383   129405 SH       SOLE                   114287             15118
Media General Inc Cl A         COM              584404107      356     5500 SH       SOLE                     5500
Medtronic, Inc.                COM              585055106     3283    66100 SH       SOLE                    56300              9800
Merck & Co. Inc.               COM              589331107     2813    87523 SH       SOLE                    82223              5300
Microsoft Corp.                COM              594918104     2306    86286 SH       SOLE                    82011              4275
Morgan Stanley                 COM              617446448     6428   115779 SH       SOLE                   111485              4294
Murphy Oil Corp.               COM              626717102     4307    53540 SH       SOLE                    43855              9685
Mylan Laboratories             COM              628530107      968    54775 SH       SOLE                    53370              1405
News Corp Class A              COM              65248e104      194    10408 SH       SOLE                    10408
Pepsico Inc.                   COM              713448108     1408    26973 SH       SOLE                    23148              3825
Pfizer, Inc.                   COM              717081103     4104   152626 SH       SOLE                   142155             10471
Procter & Gamble               COM              742718109     5565   101035 SH       SOLE                    95385              5650
Schering-Plough                COM              806605101     1424    68182 SH       SOLE                    60632              7550
Schlumberger Ltd.              COM              806857108      721    10770 SH       SOLE                    10070               700
Standard & Poor's Dep. Rcpts.  COM              78462f103      468     3875 SH       SOLE                     3875
SunTrust Banks Inc.            COM              867914103     2458    33265 SH       SOLE                    24965              8300
TJX Companies Inc              COM              872540109     6941   276200 SH       SOLE                   238350             37850
Time Warner Inc.               COM              887317105     4307   221445 SH       SOLE                   204055             17390
U. S. Bancorp                  COM              902973304     2866    91500 SH       SOLE                    91500
United Parcel Service Cl B     COM              911312106     6797    79530 SH       SOLE                    67280             12250
United Technologies Corp.      COM              913017109     5347    51734 SH       SOLE                    49109              2625
Verizon Communications         COM              92343v104      526    12981 SH       SOLE                    11749              1232
Wachovia Corporation           COM              929903102     3813    72487 SH       SOLE                    59953             12534
Wal-Mart Stores                COM              931142103      399     7560 SH       SOLE                     6960               600
WellPoint Inc.                 COM                            2188    19030 SH       SOLE                    17880              1150
Wells Fargo & Co.              COM              949746101      902    14517 SH       SOLE                    13992               525
Wendy's Intl                   COM              950590109     2206    56200 SH       SOLE                    47325              8875
Wyeth                          COM              983024100     1697    39850 SH       SOLE                    29350             10500